SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2015
SEGMENT INFORMATION [Abstract]
SEGMENT INFORMATION
17.	SEGMENT INFORMATION

The Group's chief operating decision maker has been identified as the Chief Executive Officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group. Based on this assessment, the Group has determined that it operates in a single reportable segment that includes the design, development, and manufacture of solar cells and modules. The following table summarizes the Group's revenues generated from different geographic locations in which customers are based:

	Years ended December 31,
	2013	2014	2015
	$	$	$
Europe:
- Germany	43,997,078	15,732,066	7,814,269
- Italy	7,747,266	856,757	2,164,856
- Spain	1,558,828	81,246	519,227
- Belgium	1,319,670	244,416	115,498
- France	48,504,587	69,270,852	22,248,618
- Czech Republic and Slovakia	1,806,237	645,756	7,427
- Bulgaria	1,886,258	60,928	162,794
- United Kingdom	6,055,612	7,115,464	9,358,569
- Turkey	2,184,793	3,391,385	16,239,051
- The Netherlands	8,412,013	2,063,336	10,636,374
- Others	25,719,756	5,337,190	11,424,286
Europe total	149,192,098	104,799,396	80,690,969

PRC	97,038,992	137,148,042	195,218,069
India	26,943,051	20,328,345	46,261,046
South Korea	-	8,751	7,801,036
Australia	7,783,075	8,400,530	5,596,174
America	1,837,797	2,400,047	46,403,021
Japan	31,313,082	57,774,158	28,851,457
Others	2,077,599	10,248,428	31,005,580
Total net revenues	316,185,694	341,107,697	441,827,352

Substantially all the identifiable assets of the Group are located in the PRC.